VIP3 P1 P2 P4 10/20

SUPPLEMENT DATED OCTOBER 22, 2020

TO THE PROSPECTUS DATED

DATED MAY 1, 2020 OF

FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND

FRANKLIN MUTUAL SHARES VIP FUND

(each a series of Franklin Templeton Variable Insurance Products Trust)

Effective November 2, 2020, the prospectus is amended as follows:

I.  The portfolio management team under the “FUND SUMMARIES – Franklin Mutual Global Discovery VIP Fund – Portfolio Managers” section of the prospectus is replaced with the following:

Portfolio Managers

Peter Langerman Executive Vice President and Chairman of Franklin Mutual and portfolio manager of the Fund since 2009.

Christian Correa, CFA   President and Chief Investment Officer of Franklin Mutual and portfolio manager of the Fund since 2018.

Katrina Dudley, CFA   Senior Vice President of Franklin Mutual and portfolio manager of the Fund since November 2020.

Timothy Rankin, CFA   Senior Vice President of Franklin Mutual and portfolio manager of the Fund since 2010.

Peter Langerman will be retiring mid-2021. Effective April 1, 2021, it is anticipated that Mr. Langerman will no longer be a portfolio manager of the Fund.

II.  The portfolio management team under the “FUND SUMMARIES – Franklin Mutual Shares VIP Fund – Portfolio Managers” section in the prospectus is replaced with the following:

Portfolio Managers

Peter Langerman  Executive Vice President and Chairman of Franklin Mutual and portfolio manager of the Fund since 2005.

Christian Correa, CFA   President and Chief Investment Officer of Franklin Mutual and portfolio manager of the Fund since November 2020.

Grace Hoefig   Senior Vice President of Franklin Mutual and portfolio manager of the Fund since November 2020.

Debbie Turner, CFA   Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since 2001.

Peter Langerman will be retiring effective mid-2021. Effective April 1, 2021, it is anticipated that Mr. Langerman will no longer be a portfolio manager of the Fund.

IV.  The portfolio management team for Franklin Mutual Global Discovery VIP Fund and Franklin Mutual Shares VIP Fund under the “FUND DETAILS – Management” section of the prospectus is revised as follows:

Management

Franklin Mutual Global Discovery VIP Fund

Peter Langerman  Co-Lead Portfolio Manager

Christina Correa  Co-Lead Portfolio Manager

Katrina Dudley  Co-Lead Portfolio Manager

Timothy Rankin  Co-Lead Portfolio Manager

Franklin Mutual Shares VIP Fund

Peter Langerman  Co-Lead Portfolio Manager

Christina Correa  Co-Lead Portfolio Manager

Grace Hoefig  Co-Portfolio Manager

Debbie Turner  Assistant Portfolio Manager

Christian Correa, CFA  President and Chief Investment Officer of Franklin Mutual

Mr. Correa has been a co-lead portfolio manager of the Franklin Mutual Global Discovery VIP Fund since 2018 and co-lead portfolio manager of the Franklin Mutual Shares VIP Fund since November 2020. He joined Franklin Templeton in 2003.

Katrina Dudley, CFA  Senior Vice President of Franklin Mutual

Ms. Dudley has been a co-lead portfolio manager of Franklin Mutual Global Discovery VIP Fund since November 2020. She joined Franklin Templeton in 2002.

Grace Hoefig  Senior Vice President of Franklin Mutual

Ms. Hoefig has been a co-lead portfolio manager of the Franklin Mutual Shares VIP Fund since November 2020. She joined Franklin Templeton in 2008.

Peter Langerman   Executive Vice President and Chairman of Franklin Mutual

Mr. Langerman rejoined Franklin Templeton in 2005 and has been the co-lead portfolio manager of the Franklin Mutual Shares VIP Fund since 2005 and Franklin Mutual Global Discovery VIP Fund since 2009. He joined Franklin Templeton in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual and member of the management team of the Funds, including Franklin Mutual Shares VIP Fund, before leaving in 2002 and serving as director of New Jersey’s Division of Investment, overseeing employee pension funds. Between 1986 and 1996, he was employed at Heine Securities Corporation, the Funds’ former manager.

Timothy Rankin, CFA   Senior Vice President of Franklin Mutual

Mr. Rankin has been a portfolio manager of the Franklin Mutual Global Discovery VIP Fund since 2010 and assumed the duties of co-lead portfolio manager in 2014. He first joined Franklin Templeton in 1997 through 2004 and rejoined in 2010.

Debbie Turner, CFA   Portfolio Manager of Franklin Mutual

Ms. Turner has been an assistant portfolio manager of the Franklin Mutual Shares VIP Fund since 2001. She joined Franklin Templeton in 1996. Between 1993 and 1996, she was employed at Heine Securities Corporation, the Funds’ former manager.

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Peter Langerman will be retiring effective mid-2021. Effective April 1, 2021, it is anticipated that Mr. Langerman will no longer be a portfolio manager of the Franklin Mutual Global Discovery VIP Fund and Franklin Mutual Shares VIP Fund.

Please keep this supplement with your Prospectus for future reference.